Convertible Notes - Schedule of Amortized Cost of the Convertible Notes (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jul. 31, 2025
Schedule of Amortized Cost of the Convertible Notes [Abstract]
Convertible notes- Issued in July, 2025	$ 3,500,000
Less debt issuance cost	(356,000)
Less debt discount	(350,000)
Fair value of Conversion Option as of July 17, 2025	(871,029)
Convertible Notes	1,922,971
Add amortization of issuance cost	377,726
Less convertible notes conversions	(466,245)
Total Convertible Notes	1,834,452		$ 2,008,405
Interest payable of convertible notes	226,398
Total convertible notes and interest payable of convertible notes	$ 2,060,850	$ 412,000		$ 450,000